Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Translation Adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments	₩ 274	₩ 138	₩ (40)